SCHEDULE OF COSTS OF REVENUES IN ABSOLUTE AMOUNTS AND PERCENTAGES OF TOTAL REVENUES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Product Information [Line Items]
Cost of Revenue	$ 28,050,417	$ 218,793,249	$ 156,575,791	$ 121,462,858
Cost of service percent	100.00%	100.00%	100.00%	100.00%
Sale of Hardware With IT Professional Services [Member]
Product Information [Line Items]
Cost of Revenue	$ 7,677,010	$ 59,880,675	$ 65,259,321	$ 52,158,964
Cost of revenue percent	27.40%	27.40%	41.70%	43.00%
Sale of Software and IT Application Products With IT Professional Services [Member]
Product Information [Line Items]
Cost of Revenue	$ 3,263,235	$ 25,453,232	$ 66,764,480	$ 46,521,405
Cost of revenue percent	11.60%	11.60%	42.60%	38.30%
Sale of Hardware Software and IT Application Products With IT Professional Services [Member]
Product Information [Line Items]
Cost of Revenue	$ 740,825	$ 5,778,437		$ 4,098,581
Cost of revenue percent	2.70%	2.70%		3.40%
Sale of Software and IT Application Products With IT Professional Services and Maintenance and Support Services [Member]
Product Information [Line Items]
Cost of Revenue	$ 1,352,862	$ 10,552,321
Cost of revenue percent	4.80%	4.80%
Sale of Software and IT Application Products With Maintenance And Support Services [Member]
Product Information [Line Items]
Cost of Revenue	$ 13,699,501	$ 106,856,111	$ 17,827,166	$ 14,996,495
Cost of revenue percent	48.80%	48.80%	11.40%	12.30%
Sale of Hardware Products [Member]
Product Information [Line Items]
Cost of Revenue	$ 70,442	$ 549,444	$ 347,470	$ 719,270
Cost of revenue percent	0.30%	0.30%	0.20%	0.60%
Product [Member]
Product Information [Line Items]
Cost of Revenue	$ 26,803,875	$ 209,070,220	$ 150,198,437	$ 118,494,715
Cost of revenue percent	95.60%	95.60%	95.90%	97.60%
IT Professional Services [Member]
Product Information [Line Items]
Cost of Revenue	$ 421,018	$ 3,283,943	$ 3,312,547	$ 2,335,938
Cost of service percent	1.50%	1.50%	2.10%	1.90%
Maintenance and Support Services [Member]
Product Information [Line Items]
Cost of Revenue	$ 825,524	$ 6,439,086	$ 3,064,807	$ 632,205
Cost of service percent	2.90%	2.90%	2.00%	0.50%
Service [Member]
Product Information [Line Items]
Cost of Revenue	$ 1,246,542	$ 9,723,029	$ 6,377,354	$ 2,968,143
Cost of service percent	4.40%	4.40%	4.10%	2.40%